Schedule of accruals and other current liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Accruals And Other Current Liabilities
Other accruals	$ 275,336	$ 356,312	$ 298,430
GST payables	2,845	3,682	58,186
Other payables			864,431
Accruals and other current liabilities	$ 278,181	$ 359,994	$ 1,221,047